real estate joint ventures - Commitments and contingent liabilities (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD item	Dec. 31, 2016 CAD
real estate joint ventures
Advances	CAD 13,660	CAD 12,931
Real estate joint ventures
real estate joint ventures
Construction financing amount	342	342
Real estate joint ventures | TELUS Corporation Construction Credit Facility
real estate joint ventures
Construction financing amount	114	114
Undrawn	67	93
Advances	47	21
Real estate joint ventures | Construction Credit Facility - Other
real estate joint ventures
Construction financing amount	228	228
TELUS Sky real estate joint venture
real estate joint ventures
Real estate joint venture approximate total capital spending	400
Contractual capital commitments	CAD 82	CAD 121
Percentage of financing provided	33.333%
Construction financing amount	CAD 342
TELUS Sky real estate joint venture | Three Canadian financial institutions
real estate joint ventures
Number of Canadian financial institution lenders | item	3
Percentage of financing provided	66.667%
TELUS Garden real estate joint venture
real estate joint ventures
Number of Canadian financial institution lenders | item	2
Percentage of financing provided	50.00%
TELUS Garden real estate joint venture | Two Canadian financial institutions
real estate joint ventures
Percentage of financing provided	50.00%